UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Geller Family Office Services, LLC
Address: 800 Third Avenue, 19th Floor

         New York, NY  10022

13F File Number:  28-11848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jon R. Persson
Title:     Chief Compliance Officer
Phone:     212-583-6248

Signature, Place, and Date of Signing:

     Jon R. Persson     New York, NY     February 04, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     43

Form13F Information Table Value Total:     $940,524 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CALIFORNIA PIZZA KITCHEN INC   COM              13054D109      652    41857 SH       SOLE                        0        0    41857
CANTEL MEDICAL CORP            COM              138098108      636    43604 SH       SOLE                        0        0    43604
DISCOVER FINL SVCS             COM              254709108     1689   112033 SH       SOLE                        0        0   112033
FINISAR                        COM              31787A101       23    15697 SH       SOLE                        0        0    15697
FOREST CITY ENTERPRISES INC    CL A             345550107      400     9000 SH       SOLE                        0        0     9000
GLOBALOPTIONS GROUP INC        COM NEW          37946D209     1200   266716 SH       SOLE                        0        0   266716
ISHARES INC                    MSCI PAC J IDX   464286665     1302     8441 SH       SOLE                        0        0     8441
ISHARES INC                    MSCI EMU INDEX   464286608     1099     9209 SH       SOLE                        0        0     9209
ISHARES TR                     S&P MIDCP VALU   464287705      204     2568 SH       SOLE                        0        0     2568
ISHARES TR                     S&P 500 INDEX    464287200    94767   645816 SH       SOLE                        0        0   645816
ISHARES TR                     S&P 100 IDX FD   464287101    59536   865345 SH       SOLE                        0        0   865345
ISHARES TR                     RUSSELL 1000     464287622    59378   745949 SH       SOLE                        0        0   745949
ISHARES TR                     RUSSELL MIDCAP   464287499    57000   550515 SH       SOLE                        0        0   550515
ISHARES TR                     S&P MIDCAP 400   464287507    22442   264206 SH       SOLE                        0        0   264206
ISHARES TR                     S&P EURO PLUS    464287861     8774    76737 SH       SOLE                        0        0    76737
ISHARES TR                     RUSSELL1000VAL   464287598     2677    33356 SH       SOLE                        0        0    33356
ISHARES TR                     MSCI EAFE IDX    464287465   100121  1275425 SH       SOLE                        0        0  1275425
ISHARES TR                     MSCI EMERG MKT   464287234      351     2336 SH       SOLE                        0        0     2336
ISHARES TR                     RUSL 3000 VALU   464287663      247     2382 SH       SOLE                        0        0     2382
ISHARES TR                     MSCI VAL IDX     464288877      635     8823 SH       SOLE                        0        0     8823
ISHARES TR                     S&P LTN AM 40    464287390      732     2940 SH       SOLE                        0        0     2940
ISHARES TR                     RUSSELL MCP VL   464287473      414     2938 SH       SOLE                        0        0     2938
ISHARES TR                     RUSSELL1000GRW   464287614      780    11516 SH       SOLE                        0        0    11516
ISHARES TR                     FTSE XNHUA IDX   464287184      491     2882 SH       SOLE                        0        0     2882
ISHARES TR                     RUSSELL 2000     464287655   145873  1921409 SH       SOLE                        0        0  1921409
LEVEL 3 COMMUNICATIONS INC     COM              52729N100      283    93100 SH       SOLE                        0        0    93100
MORGAN STANLEY                 COM NEW          617446448    11900   224066 SH       SOLE                        0        0   224066
QUEST DIAGNOSTICS INC          COM              74834L100      270     5100 SH       SOLE                        0        0     5100
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369y506      611     7699 SH       SOLE                        0        0     7699
SPDR SERIES TRUST              S&P METALS MNG   78464A755      420     6074 SH       SOLE                        0        0     6074
SPDR TR                        UNIT SER 1       78462F103   311510  2130566 SH       SOLE                        0        0  2130566
TRANE INC                      COM              892893108      476    10200 SH       SOLE                        0        0    10200
VANGUARD INDEX FDS             LARGE CAP ETF    922908637      243     3704 SH       SOLE                        0        0     3704
VANGUARD INDEX FDS             STK MRK ETF      922908769     3087    21265 SH       SOLE                        0        0    21265
VANGUARD INTL EQUITY INDEX F   PACIFIC ETF      922042866    13819   203965 SH       SOLE                        0        0   203965
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     7320   124896 SH       SOLE                        0        0   124896
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     2224    21325 SH       SOLE                        0        0    21325
VANGUARD INTL EQUITY INDEX F   EURPEAN ETF      922042874     9516   127184 SH       SOLE                        0        0   127184
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858    13283   277201 SH       SOLE                        0        0   277201
VANGUARD WORLD FDS             MATERIALS ETF    92204A801      976    11096 SH       SOLE                        0        0    11096
VANGUARD WORLD FDS             ENERGY ETF       92204A306      698     6150 SH       SOLE                        0        0     6150
WASTE SERVICES INC DEL         COM NEW          941075202      166    19415 SH       SOLE                        0        0    19415
WET SEAL INC                   CL A             961840105     2299   986667 SH       SOLE                        0        0   986667